AUDITORS' REMUNERATION - Schedule of Fees Payable to Auditors by the Group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 6.5	£ 1.7	£ 1.4
Total fees payable to the Company’s auditors by the Group	44.2	32.0	29.2
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	37.7	30.3	27.8
Total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	31.4	25.5	24.1
– audit of the Company’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.9	1.8	1.7
– audits of the Company’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	29.5	23.7	22.4
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	6.3	4.8	3.7
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.5	0.5	0.5
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	5.0	1.2	0.9
Statutory audit of group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Total fees payable to the Company’s auditors by the Group	£ 12.8	£ 6.5	£ 5.1